Condensed Statements of Changes in Shareholders' Equity - USD ($)	Total	Number of common shares [Member]	Share capital [Member]	Contributed surplus [Member]	Accumulated deficit [Member]	Accumulated other comprehensive income (loss) [Member]
Beginning Balance, Shares at Oct. 31, 2017	1,586,038
Beginning Balance at Oct. 31, 2017	$ 32,963		$ 442,814		$ (243,328)	$ (166,523)
Share-based compensation	$ 26,523			$ 26,523
Shares issued for cash, Shares	188,604
Shares issued for cash	$ 2,645,136		2,645,136
Share issue costs	(118,759)		(118,759)
Comprehensive income (loss)	$ (783,050)				(908,869)	125,819
Ending Balance, Shares at Oct. 31, 2018	1,774,642
Ending Balance at Oct. 31, 2018	$ 1,802,813		2,969,191	26,523	(1,152,197)	(40,704)
Share-based compensation	$ 97,258			97,258
Shares issued for cash, Shares	132,893
Shares issued for cash	$ 5,379,860		5,379,860
Shares issued for non-cash costs, Shares	8,468
Shares issued for non-cash costs	$ 118,759		118,759
Comprehensive income (loss)	$ (4,137,964)				(4,101,782)	(37,182)
Ending Balance, Shares at Oct. 31, 2019	1,916,003	1,916,003
Ending Balance at Oct. 31, 2019	$ 3,260,726		8,467,810	123,781	(5,252,979)	(77,886)
Shares issued for cash, Shares		159,294
Shares issued for cash	6,613,949		6,481,381
Stock option expense	132,568			132,568
Shares issued for non-cash costs	455,055			455,055
Conversion of convertible debt, Shares		13,436
Conversion of convertible debt	492,409		492,409
Comprehensive income (loss)	(5,119,336)				(4,842,463)	(276,873)
Ending Balance, Shares at Jul. 31, 2020		2,088,733
Ending Balance at Jul. 31, 2020	$ 5,702,803		15,441,600	711,404	(10,095,442)	(354,759)
Beginning Balance, Shares at Oct. 31, 2019	1,916,003	1,916,003
Beginning Balance at Oct. 31, 2019	$ 3,260,726		8,467,810	123,781	(5,252,979)	(77,886)
Share-based compensation	$ 245,847			245,847
Shares issued for cash, Shares	159,294
Shares issued for cash	$ 6,481,381		6,481,381
Conversion of convertible debt, Shares	13,436
Conversion of convertible debt	$ 492,409		492,409
Share-based professional fees	455,055			455,055
Comprehensive income (loss)	$ (9,494,688)				(9,275,962)	(218,726)
Ending Balance, Shares at Oct. 31, 2020	2,088,733	2,088,733
Ending Balance at Oct. 31, 2020	$ 1,440,730		15,441,600	824,683	(14,528,941)	(296,612)
Shares issued for cash, Shares		281,138
Shares issued for cash	21,620,000		21,620,000
Stock option expense	702,932			702,932
Exercise of stock options	$ 169,105		289,224	(120,119)
Exercise of stock options, Shares	25,664	25,664
Shares issued for non-cash costs, Shares		12,000
Shares issued for non-cash costs			455,055	(455,055)
Comprehensive income (loss)	$ (21,590,783)				(21,590,783)
Ending Balance, Shares at Jul. 31, 2021		2,407,535
Ending Balance at Jul. 31, 2021	$ 2,341,984		$ 37,805,879	$ 952,441	$ (36,119,724)	$ (296,612)